Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
26.	SUBSEQUENT EVENTS

(a)	Vanino Sea Trade Port acquisition

On December 7, 2012, the Group won an auction to acquire 74,195 common shares (73.33% of the total common shares or 55% of the total shares) of Vanino Sea Trade Port OAO (“Port Vanino”), the largest seaport in Khabarovsk Krai, located in the Tatar Strait in Russia, for 15.5 billion Russian rubles ($501,444 as of the auction date).

On January 9, 2013, the shares of Port Vanino were transferred and the Group made a cash payment of 15.5 billion Russian rubles. On the same date, 72,780 of the acquired shares were sold to several Russian and foreign investors (“Investors”).

On January 28, 2013, the Group acquired additional 21,892 common shares (21.64% of the total common shares or 16.23% of the total shares) and 16,039 preferred shares (47.56% of the total preferred shares or 11.89% of the total shares) of Port Vanino from a minority shareholder. The aggregate consideration for the preferred shares was 275 million Russian rubles ($9,152) and was fully paid. The maximum aggregate consideration for the common shares is 4.77 billion Russian rubles ($158,817) which is to be paid by October 2013. The Group has an option to sell and to require one of the Investors to buy 22,707 common shares and 16,039 preferred shares for the maximum aggregate price of $174,611. The option can be exercised by October 2013.

The purchases resulted in 23,307 common shares and 16,039 preferred shares being held by the Group. These shares represent 29.2% of the total share capital of Port Vanino, or 23.04% of the total common shares, which enables the Group to have significant influence over the operations of the investee.

This acquisition will be accounted for using the equity method of accounting and will be included within long-term investments in related parties as of January 28, 2013.

In addition to the information disclosed with respect to this acquisition, ASC 805 requires the Group to disclose the amounts to be recognized at the acquisition date for assets acquired and liabilities assumed. It is impracticable to disclose this information because the Group has not completed the purchase price allocation as of the date when the financial statements were available to be issued.

(b)	Romanian Plants disposal

During the period from February 15, 2013 through February 18, 2013, the Group disposed of a 86.6% interest in Mechel Targoviste S.A., a 86.6% interest in Mechel Campia Turzii S.A., a 100% interest in Ductil Steel and a 90.9% interest in Laminorul S.A. for a nominal consideration of 230 Romanian lei ($0.1 as of the date of agreement) paid in cash. The disposal is consistent with the Group’s strategy aimed at development of its core business, in particular consolidating the Group’s leading position as a metallurgical coal producer.

All disposed companies are accounted for in the Steel segment. The carrying amounts of major classes of assets and liabilities of disposed companies as of December 31, 2012 were as follows:

December 31, 2012
Cash and cash equivalents	2,890
Other current assets	106,546
Property, plant and equipment	1,136
Other non-current assets	524
Current liabilities	(155,283)
Non-current liabilities	(12,032)
Net debt to other Group’s subsidiaries	(443,118)

Deferred income taxes	—
Total net assets (liabilities)	(499,337)

Goodwill	—
Noncontrolling interests	37,587

There were no significant subsequent write-downs of the carrying value of net assets to the fair value less cost to sell. The fair value of Group’s net receivables from the disposed companies as of the disposal date is $nil.

(c)	New borrowings

Subsequent to December 31, 2012, significant new borrowing agreements entered into by the Group were as follows:

In March 2013, Mechel-Trans entered into a short-term credit facility with Moscow Credit Bank for the total amount of $55,000 falling due in March 2014. The facility bears interest at 8.0% p.a.

In April 2013, Mechel OAO entered into an amended agreement with VTB Bank for the total amount of 40 billion Russian rubles ($1,282,698 at the exchange rate as of the agreement date) falling due in April 2018. The facility ceases to be revolving and consists of three tranches with the purpose to refinance the existing debt. All tranches bear interest at Mosprime 3M plus a Margin varying in the range 2.65-4.95% depending on the “Net Borrowings to EBITDA” ratio calculated on the basis of the Group’s consolidated financial statements. Repayment of the debt under all tranches is made in sixteen equal quarterly payments. The borrower’s obligations under the loan agreement are guaranteed by BFP, CMP, Mechel-Trans, Mechel Service and Mechel Trading Ltd. and secured by the pledge of 25% plus 1 shares of Mechel-Mining OAO. In accordance with ASC 470-10-45-14, the Group reclassified current borrowings in the aggregate amount of $823,108 to long-term debt as of December 31, 2012 based on the long-term refinancing arrangement agreed with VTB in April 2013.

In April 2013, Mechel-Trans entered into a short-term credit facility with Moscow Credit Bank for the total amount of $33,000 falling due in April 2014. The facility bears interest at 8.0% p.a.

In April 2013, Ural Stamping Plant entered into a long-term revolving credit facility with Gazprombank for the total amount of 1.6 billion Russian rubles ($51,811 at the exchange rate as of the agreement date) falling due in April 2016. The facility bears interest at 10.2% p.a. The borrower’s obligations under the loan agreement are guaranteed by Mechel OAO, Mechel Service, Mechel Energo, BMP and CMP and secured by the pledge of 25% plus 1 shares of USP and 25% plus 1 shares of Izhstal.

In April 2013, BMP entered into a long-term revolving credit facility with Gazprombank for the total amount of 1.7 billion Russian rubles ($55,049 at the exchange rate as of the agreement date) falling due in April 2016. The facility bears interest at 10.2% p.a. The borrower’s obligations under the loan agreement are guaranteed by Mechel OAO, Mechel Service, Mechel-Energo, USP and CMP and secured by the pledge of 25% plus 1 shares of USP and 25% plus 1 shares of Izhstal.